Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Environmental Remediation Obligations [Abstract]
Consulting Fees and Salaries	$ 1,097,610	$ 324,619